COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)			881,000,000
Outstanding at the beginning of the period			$ 21,167
Issued under public offerings (in shares)	60,200,000
Exercise of options (in shares)			734,000
Repurchase of shares (in shares)		(305,407)
Repurchase of shares		$ (14)
Outstanding at the end of the period (in shares)			918,000,000	881,000,000
Outstanding at the end of the period			$ 23,174	$ 21,167
Weighted Average Common Shares Outstanding
Basic (in shares)			902,000,000	872,000,000	759,000,000
Diluted (in shares)			903,000,000	874,000,000	760,000,000
Common Shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)		702,614,000	881,376,000	863,759,000	702,614,000
Outstanding at the beginning of the period		$ 12,102	$ 21,167	$ 20,099	$ 12,102
Issued under public offerings (in shares)					156,825,000
Issued under public offerings					$ 7,752
Dividend reinvestment and share purchase plan (in shares)			15,937,000	12,824,000	2,942,000
Dividend reinvestment and share purchase plan			$ 855	$ 790	$ 177
At-the-market equity issuance program (in shares)			20,050,000	3,462,000
At-the-market equity issuance program			$ 1,118	$ 216
Exercise of options (in shares)			734,000	1,331,000	1,683,000
Exercise of options			$ 34	$ 62	$ 74
Repurchase of shares (in shares)					(305,000)
Repurchase of shares		$ (6)			$ (6)
Outstanding at the end of the period (in shares)			918,097,000	881,376,000	863,759,000
Outstanding at the end of the period			$ 23,174	$ 21,167	$ 20,099
Weighted Average Common Shares Outstanding
Basic (in shares)			902,000,000	872,000,000	759,000,000
Diluted (in shares)			903,000,000	874,000,000	760,000,000